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                                                            [LOGO OF MetLife(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 3, 2016

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-96785/811-08306
     Class L (offered between June 15, 2001 and October 7, 2011) and
     Class L-4 Year (offered between November 22, 2004 and October 7, 2011) Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Supplements to the Prospectuses, Prospectuses and Statement of Additional Information, each dated May 1, 2016, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplements to the Prospectuses, Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 30 for the Account filed electronically with the Commission on April 25, 2016.

If you have any questions, please contact me at (212) 578-9248.

Sincerely,



/s/ Lindsey Coffey
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Lindsey Coffey
Corporate Counsel
Metropolitan Life Insurance Company